Restructuring Impairment Site Closures And Related Costs - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Addison Site [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 7.9
Addison Site [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	5.9
Addison Site [Member] | Assets Disposal [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 2.0
Moses Lake site
Restructuring Cost and Reserve [Line Items]
Capital lease obligation, related charges		$ 58.5
Moses Lake site | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Accelerated Depreciation		1.8
Favorable leasehold interest amortization		$ 0.6